CHANGES IN EQUITY	12 Months Ended
Dec. 31, 2023
Changes In Equity
CHANGES IN EQUITY

22.	CHANGES IN EQUITY

22.1 Issued capital

At 31 December 2023, the authorized share capital, fully subscribed and paid-in, in the amount of R$58,177.9 (R$58,130.5 in 2022 and R$58,042.5 in 2021) in the amount of 15,753.8 common shares (15,750.2 in 2022 and 15,744.5 in 2021) book entry, nominative, without nominal value, thus distributed:

	2023		2022		2021
Shareholder	Million common shares	%	Million common shares	%	Million common shares	%
Interbrew International B.V.	8,441.7	53.6%	8,441.8	53.6%	8,441.9	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.0	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Mercado	4,410.0	28.0%	4,402.2	27.9%	4,399.7	27.9%
Tesouraria	4.4	0.0%	8.5	0.1%	5.8	0.0%
	15,753.8	100.0%	15,750.2	100.0%	15,744.4	100.0%

		2023		2022		2021
	Million common shares	Million Reais	Million common shares	Million Reais	Million common shares	Million Reais

Beginning balance	15,750.2	58,130.5	15,744.4	58,042.5	15,735.1	57,899.1
Capital increase (i)	3.6	47.4	5.8	88.0	9.3	143.4
Final balance	15,753.8	58,177.9	15,750.2	58,130.5	15,744.4	58,042.5

(i) Capital increase related to the issue of shares.

22.2 Capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2021	(941.7)	53,662.8	700.9	1,563.6	54,985.6
Capital Increase	(60.0)	-	-	(74.4)	(134.4)
Purchases of shares, results of treasury shares and share-based payments	(36.1)	-	-	372.1	336.0
At December 31, 2021	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital Increase	-	-	-	(64.2)	(64.2)
Purchases of shares, results of treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital Increase	-	-	-	(32.9)	(32.9)
Purchases of shares, results of treasury shares and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7

22.2.1 Purchase of shares and result of treasury shares

Treasury shares represent the Company’s own issued shares reacquired by the Company, and the results of treasury shares related to gains and losses on share-based payment transactions and others. The changes in treasury shares are as follow:

	Acquisition /realization of shares		Result of Treasury Shares	Total Treasury Shares
	Million shares	Million Brazilian Reais	Million shares	Million Brazilian Reais
At January 1, 2021	0.2	(3.2)	(938.5)	(941.7)
Changes during the year	5.6	(95.1)	(1.0)	(96.1)
At December 31, 2021	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)

22.2.2 Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, or for the redemption, reimbursement or repurchase of shares.

22.2.3 Share-based payment

Different share-based payment programs and stock purchase option plans allow the senior management from Ambev’s economic group to acquire shares in the Company. The share-based payment reserve recorded a charge of R$331.6 in 2023 (R$313.9 and R$387.6 in 2022 and 2021, respectively) (Note 25 - Share-based payments).

22.3 Net income reserves

	Net income reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2021	14,511.1	4.5	11,404.4	25,920.0
Fiscal incentive reserve	-	-	1,423.5	1,423.5
Investments reserve	3,848.1	-	-	3,848.1
At December 31, 2021	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentive reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentive reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9

22.3.1 Investments reserve

From the net income after applicable deductions, there will be a target allocating of no more than 60% (sixty per cent) of the adjusted net profit to the investment reserve, to be used to support future investments.

22.3.2 Legal reserve

From the net income, 5% will be applied before any other allocation, to the legal reserve, which cannot exceed 20% of the issued capital. The Company is not required to supplement the legal reserve for the year when the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the issued capital.

22.3.3 Tax incentives

The Company recognizes annually in its equity, in the net income reserves line, the fiscal incentives regarding tax benefits at the government subsidies for the current year.

In general, these incentives are related to industrial development programs that aim to generate employment, promote regional decentralization, and complement and diversify the industrial base of the states. In these states, the grace periods and use and reductions are set out under the respective state normative acts, and when conditions for obtaining these grants exist, they are under Company’s control. The treatment of incentives complies with the provisions of current federal, state and municipal legislation, in particular set by Complementary Federal Law 160/2017 and by Convênio CONFAZ 190/2017. Due to change in article 30 of Federal Law 12,973/14 by Complementary Federal Law 160/2017, state fiscal incentives related to sales taxes are recognized as government subsidies for investments. in line with the interpretation of the Superior Court of Justice manifested mainly in the judgment of ERESP No. 1.517.492/PR, as well as in the judgment of Theme No. 1.182 and of the Federal Supreme Court, according to the manifestations expressed in the judgment of Theme 843.

22.3.4 Interest on shareholders’ equity / dividends

Brazilian companies are permitted to distribute the interest attributed to shareholders’ equity calculated based on the long-term interest rate (“TJLP”), with such interest being tax-deductible, in accordance with the applicable law and, when distributed, may be considered part of the minimum mandatory dividends.

As determined by its by-laws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending December 31, an amount of not less than 40% of its net income determined under Brazilian law, adjusted in accordance with the applicable law, unless the payment of such amount would be incompatible with Ambev’s financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders’ equity.

Events during the year ended 2023:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/12/2023	Interest on shareholder´s equity	12/28/2023	2023	ON	0.7302	11,500.2
							11,500.2

Distribution of interest on shareholders’s equity. In accordance with Operations and Finance Committee recommendation at the meeting held on December 12, 2023, was approved the distribution of interest on shareholder’s equity in the amount of R$0.7302 per share, based on available balances, in the Company’s extraordinary balance sheet dated as of November 30, 2023, (the survey of which was approved by the Board of Directors at the meeting held on December 12, 2023) and in the Company’s investment reserve, pursuant to the balance sheet dated as of December 31, 2022, which were attributed to the minimum mandatory dividends of the same fiscal year. The interest on shareholder’s equity distribution was taxed pursuant to the applicable law, which resulted in a net interest on shareholder’s equity distribution of R$0.6207 per share of, except for shareholders that are corporate entities that are immune or exempted pursuant to article 5 of Law 11,053/04, as amended by Law 11,196/05.

The indicated payment was made on December 28, 2023, considering the shareholding position of December 19, 2022, with respect to B3, and December 26, 2023, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2022:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/06/2022	Interest on shareholder´s equity	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

Distribution of Dividends in accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting of the Board of Directors held on December 5, 2022, was approved the distribution of dividends of R$0.7623 per share, based on available balance and the Company’s extraordinary balance sheet dated as of October 31, 2022 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholder’s equity of R$0.6480 per share of the Company in 2022.

The indicated payment was made on December 29, 2022, considering the shareholding position of December 19, 2022, with respect to B3, and December 21, 2022, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2021:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/09/2021	Dividends	12/30/2021	2021	ON	0.1334	2,099.5
Board of Directors Meeting	12/09/2021	Interest on shareholder´s equity	12/30/2021	2021	ON	0.4702	7,400.1
							9,499.6

Distribution of Dividends in accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting of the Board of Directors held on December 07, 2021, was approved the distribution of dividends of R$0.1334 per share, based on available balance and the Company’s extraordinary balance sheet dated as of November 30, 2021 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation.

The indicated payment was made on December 30, 2021, considering the shareholding position of December 17, 2021, with respect to B3, and December 21, 2021, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Distribution of interest on shareholder’s equity in accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting of the Board of Directors held on December 7, 2021, was approved the distribution of interest on shareholder’s equity of R$0.4702 per share, based on available balance and the Company’s extraordinary balance sheet dated as of November 30, 2021, and attributed to the minimum mandatory dividends for the same fiscal year. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholder’s equity of R$0.3996 per share.

The indicated payment was made on December 30, 2021, considering the shareholding position of December 17, 2020, with respect to B3, and December 21, 2021, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

22.3.5 Destinations

At December 31, 2023, the Company has made appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company’s bylaws. The dividends payments made up to December 31, 2023, were approved at the Board of Directors’ Meeting.

Regarding the basis for dividends, the Company believes that the predecessor basis of accounting, as well as its presentation for comparative purposes, will not affect the determination of the minimum mandatory dividend. Therefore, the Company intends to adjust the calculation basis of the minimum mandatory dividend to cancel out any current and future impacts on net income arising from the adoption of this accounting practice, related to the amortization/depreciation of surplus assets or even a possible impairment of goodwill, thus preserving the mandatory minimum dividends.

	2023	2022	2021
Net income, attributable to equity holders of Ambev	14,501.9	14,457.9	12,671.0
Prescribed/(complementary) dividends	-	20.9	24.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of application of IAS 29 (hyperinflation)	3,269.4	3,224.4	2,063.7
Retained earnings basis for dividends and destinations	17,783.1	17,715.0	14,771.2

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	11,500.2	11,999.8	9,499.6
Total of dividends and interest on capital	11,500.2	11,999.8	9,499.6
Percentage of distributed profit	65%	68%	64%

22.5 Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2021	11,076.5	744.5	(1,473.3)	(4.8)	(73.8)	156.1	(75,414.2)	(64,989.0)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	2,449.7	-	-	-	-	-	-	2,449.7
Cash flow hedges	-	480.8	-	-	-	-	-	480.8
Actuarial gains/(losses)	-	-	341.8	-	-	-	-	341.8
Total Comprehensive income	2,449.7	480.8	341.8	-	-	-	-	3,272.3
Options granted on subsidiaries	-	-	-	(1.9)	-	-	-	(1.9)
Gains/(losses) of controlling interest	-	-	-	-	(46.2)	-	-	(46.2)
Tax on deemed dividends	-	-	-	-	(1.7)	-	-	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2021	13,526.2	1,225.3	(1,131.5)	(6.7)	(121.7)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(6,772.2)	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	466.5
Total Comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	(2.8)
Tax on deemed dividends	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.7)	(130.7)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(9,212.4)	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	(13.2)
Total Comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	(2.6)
Tax on deemed dividends	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	-	(145.7)	156.1	(75,449.6)	(77,878.0)

22.5.1 Translation reserves

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements with a functional currency different to the Real.

The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment hedges.

22.5.2 Cash flow hedge reserves

The hedging reserves represent the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss (for additional information, see Note 28 - Financial instruments and risks).

22.5.3 Actuarial gains and losses

Actuarial gains and losses include expectations regarding future pension plan obligations. Consequently, the results of actuarial gains and losses are recognized on a monthly considering the best estimates available to Management, reasoned on the expectations presented in the independent actuarial report. There was no actuarial gain or loss due to a surplus or deficit in 2023.

22.5.4 Accounting adjustments for transactions between shareholders

Transactions between shareholders of the same business, even when carried out between persons who are totally independent of each other, which have a valid economic rationale and reflect usual market conditions, will be consolidated by the applicable accounting standards as having taken place within the same accounting entity.

As determined by IFRS 10, any difference between the amount paid (fair value) for the acquisition of a non-controlling interest and the carrying amount of such non-controlling interest shall be recognized directly in the controlling shareholders’ equity. The acquisition of the non-controlling interest related to Former Ambev, and the abovementioned adjustment was recognized in Carrying value adjustments when applicable.

Accounting policies

Issued capital and treasury shares

The Company's issued capital consists only of common shares. The Company holds treasury shares for future disposal, cancellation or for the payment of its executives' share-based compensation programs. When the Company buyback its own shares, the amount paid, including directly attributable costs, are recognized in a specific account under treasury shares as a reduction of shareholders' equity.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and interest on shareholder’s equity

Dividends and interest on shareholders’ equity are recognized in liabilities from the date on which they are approved by a Board of Directors’ Meeting, except for the minimum statutory dividends provided for under the Company’s bylaws, which are recognized as a liability, when applicable, at the end of each fiscal year.

The interest expense attributable to capital to shareholders is recognized in income for the purposes of the calculation of Brazilian income and social contribution tax and is subsequently reclassified from shareholders' equity for presentation purposes in the financial statements.

The projected effect of the deductibility of interest on shareholder´s equity is recognized in the interim financial statements in order to obtain the best estimate of the weighted average effective income tax rate expected for the full fiscal year, in accordance with IAS 34- Interim Financial Reporting.